EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (19,234,907)	€ (14,539,668)	€ (354,772)	[1]	€ 391,052	[1]
Dividends to preference shares		0	(71,558)	[2]	(42,192)	[2]
Net income / (loss) adjusted for EPS computation		€ (14,539,668)	€ (426,330)	[2]	€ 348,860	[2]
Weighted average common shares outstanding for basic earnings per share	955,341,356	955,341,356	762,275,390	[2]	663,812,717	[2]
Adjusted weighted average common shares outstanding for dilutive earnings per share	955,341,356	955,341,356	762,275,390	[2]	663,812,717	[2]
Basic earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Diluted earnings / (losses) per share	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010			1.1769

[1]	As restated. See Note 43 for more information.
[2]	As restated